Goodwill and other intangible assets - Recoverable amounts based on value in use (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill and other intangible assets
Cash flow calculations, projection period	5 years
IHS Nigeria
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	22.30%	30.50%
Terminal growth rate	4.00%	4.00%
IHS Cameroon S.A.
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	18.10%	15.40%
Terminal growth rate	4.00%	4.00%
IHS Cote d Ivoire S.A.
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	10.50%	10.60%
Terminal growth rate	4.00%	4.00%
IHS Zambia Group
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	23.70%	23.90%
Terminal growth rate	4.00%	4.00%
IHS Rwanda Group
Goodwill and other intangible assets
Pre-tax weighted average cost of capital		17.60%
Terminal growth rate		4.00%
IHS South Africa Proprietary Limited
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	14.00%	13.30%
Terminal growth rate	4.00%	4.00%
Minimum | IHS Nigeria
Goodwill and other intangible assets
Tenancy ratio	4.01	3.98
Gross margins excluding depreciation & amortization	66.50%	45.70%
Minimum | IHS Cameroon S.A.
Goodwill and other intangible assets
Tenancy ratio	2.88	2.81
Gross margins excluding depreciation & amortization	55.60%	55.10%
Minimum | IHS Cote d Ivoire S.A.
Goodwill and other intangible assets
Tenancy ratio	3.86	3.86
Gross margins excluding depreciation & amortization	53.60%	48.10%
Minimum | IHS Zambia Group
Goodwill and other intangible assets
Tenancy ratio	3.54	2.84
Gross margins excluding depreciation & amortization	58.40%	54.30%
Minimum | IHS Rwanda Group
Goodwill and other intangible assets
Tenancy ratio		2.06
Gross margins excluding depreciation & amortization		70.30%
Minimum | IHS South Africa Proprietary Limited
Goodwill and other intangible assets
Tenancy ratio	1.8	1.79
Gross margins excluding depreciation & amortization	77.60%	82.10%
Maximum | IHS Nigeria
Goodwill and other intangible assets
Tenancy ratio	6.26	6.13
Gross margins excluding depreciation & amortization	82.30%	74.70%
Maximum | IHS Cameroon S.A.
Goodwill and other intangible assets
Tenancy ratio	3.43	3.55
Gross margins excluding depreciation & amortization	61.10%	64.10%
Maximum | IHS Cote d Ivoire S.A.
Goodwill and other intangible assets
Tenancy ratio	4.53	4.47
Gross margins excluding depreciation & amortization	57.80%	58.30%
Maximum | IHS Zambia Group
Goodwill and other intangible assets
Tenancy ratio	4.08	3.73
Gross margins excluding depreciation & amortization	69.20%	67.80%
Maximum | IHS Rwanda Group
Goodwill and other intangible assets
Tenancy ratio		2.91
Gross margins excluding depreciation & amortization		75.00%
Maximum | IHS South Africa Proprietary Limited
Goodwill and other intangible assets
Tenancy ratio	2.59	2.88
Gross margins excluding depreciation & amortization	89.50%	88.80%